income taxes - Temporary differences (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017
Reconciliation of temporary differences
Balance at beginning of period	CAD 2,102	CAD 2,155
Deferred income tax expense recognized in Net income	430	(42)
Deferred income tax expense recognized in Other comprehensive income	(57)	(6)
Deferred income taxes charged directly to owners' equity and other	20	(5)
Balance at end of period	2,495	2,102
Deferred tax assets and liabilities
Deferred tax liabilities	2,500	2,107	CAD 2,100
Deferred tax assets	5	5
Property, plant, and equipment and intangible assets subject to amortization
Reconciliation of temporary differences
Balance at beginning of period	870	785
Deferred income tax expense recognized in Net income	348	85
Deferred income taxes charged directly to owners' equity and other	3
Balance at end of period	1,221	870
Intangible assets with indefinite lives
Reconciliation of temporary differences
Balance at beginning of period	1,457	1,380
Deferred income tax expense recognized in Net income	84	77
Deferred income taxes charged directly to owners' equity and other	20
Balance at end of period	1,561	1,457
Partnership income unallocated for income tax purposes
Reconciliation of temporary differences
Balance at beginning of period	(5)	195
Deferred income tax expense recognized in Net income	5	(200)
Balance at end of period		(5)
Net pension and share-based compensation amounts
Reconciliation of temporary differences
Balance at beginning of period	(48)	(45)
Deferred income tax expense recognized in Net income	(11)	(7)
Deferred income tax expense recognized in Other comprehensive income	(61)	4
Balance at end of period	(120)	(48)
Reserves not currently deductible
Reconciliation of temporary differences
Balance at beginning of period	(148)	(160)
Deferred income tax expense recognized in Net income	8	12
Balance at end of period	(140)	(148)
Losses available to be carried forward
Reconciliation of temporary differences
Balance at beginning of period	(6)	(3)
Deferred income tax expense recognized in Net income	(1)	(3)
Balance at end of period	(7)	(6)
Other
Reconciliation of temporary differences
Balance at beginning of period	(18)	3
Deferred income tax expense recognized in Net income	(3)	(6)
Deferred income tax expense recognized in Other comprehensive income	4	(10)
Deferred income taxes charged directly to owners' equity and other	(3)	(5)
Balance at end of period	CAD (20)	CAD (18)